Financial instruments (Details 5) - Currency swap contract [member] $ in Thousands, ₨ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	$ 500		$ 1,500
Receivable | ₨		₨ 37		₨ 110
Less than 1 year [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	500		1,000
Receivable | ₨		37		73
One to two years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	0		500
Receivable | ₨		0		37
Two to three years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	0		0
Receivable | ₨		0		0
Three to four years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	0		0
Receivable | ₨		0		0
Four to five years [member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	0		0
Receivable | ₨		0		0
More than five years
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $	$ 0		$ 0
Receivable | ₨		₨ 0		₨ 0